BUSINESS COMBINATIONS - Consideration Transferred for Walmeric Soluciones, S.L. (Details) - USD ($) $ in Thousands		Jul. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503	$ 69,060	$ 97,300
Walmeric
Disclosure of detailed information about business combination [line items]
Down payment		$ 53,424
Total consideration paid net of cash and cash equivalents acquired		$ 53,424	$ 53,424

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)